AMORTIZATION OF INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
AMORTIZATION OF INTANGIBLE ASSETS
AMORTIZATION OF INTANGIBLE ASSETS
The following tables summarize the components of gross and net intangible asset balances for the acquisitions noted below. Intangible assets that have been fully amortized as of the respective tables balance sheet dates have not been included below.

	December 31, 2015 (In thousands)
Acquisition	Intangible	Gross Book Value	Accumulated Amortization	Net Book Value
Poole	Contract rights	$20,914	$13,595	$7,319
Milestone	Contracts	2,170	693	1,477
Innovative Engineering Solutions	Contracts	1,225	289	936
Ponte Tech	Customer Relationships	1,664	439	1,225
		$25,973	$15,016	$10,957

	December 31, 2014 (In thousands)
Acquisition	Intangible	Gross Book Value	Accumulated Amortization	Net Book Value
Everest	Contracts	$4,690	$3,830	$860
FASI	Contracts	2,775	2,544	231
Poole	Contract rights	20,914	9,412	11,502
Dilijent	Intellectual Property	1,000	694	306
IDEAL	Contracts	2,056	1,970	86
		$31,435	$18,450	$12,985

Estimated future intangible amortization expense by year as of December 31, 2015, (In thousands):
2016	2017	2018
$5,869	$4,823	$265

The Company recorded amortization expense of $7.1 million, $7.7 million, and $20.5 million for the years ended December 31, 2015, 2014, and 2013, respectively. As of December 31, 2015, the remaining weighted-average amortization period for acquired intangible assets is 1.8 years.